Note 11 - Asset Retirement Obligation: Schedule of Change in Asset Retirement Obligation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Details
Beginning balance	138,720	132,115
Accretion expense	$ 6,936	$ 6,605
Ending balance	145,656	138,720